FUND PORTFOLIOS

FINANCIAL INFORMATION
     FINANCIAL STATEMENTS
     FINANCIAL HIGHLIGHTS
     NOTES TO FINANCIAL STATEMENTS


                               PRESIDENT'S MESSAGE

The March 1997 Fed Rate Increase
Impacted the Portfolios' Performance
[PHOTO - COMPOSITE GROUP PRESIDENT, WILLIAM G. PAPESH]
     On March 25, 1997, the Federal Reserve Board increased the target fed funds rate, the rate at which banks borrow from each other to meet their reserve requirements, from 5.25% to 5.50%. The increase was based on their concern about persistent strength in demand that would progressively increase the risk of inflation. Banks then followed suit and increased their prime lending rate from 8.25% to 8.50%. The Fed rate increase was the first action since a cut in the fed funds target rate by a quarter of a percentage point on January 31, 1996.
     In anticipation of the Fed rate action, the short-end of the yield curve steepened and the benchmark 90-day U.S. Treasury bill rate rose to 5.40% on March 21, 1997, but then declined to 5.17% at June 30, 1997. The decline in the 90-day Treasury bill yield reflects positive economic data that has alleviated investors' fears about inflation. Economic data released for the second quarter of 1997 shows a continuation of the current economic expansion but at a slower pace, and with very little inflation pressure. The market does not anticipate additional Fed rate increases before September 1997.

Portfolios' Performance
     Based primarily on the Fed's March action, performance of our two port-folios increased slightly. At June 30, 1997, the seven-day simple yield for Class A shares of the Money Market Portfolio was 4.99%, or 5.12% on a compounded annual basis. Securities in the Money Market Portfolio had a weighted average maturity of 43 days.
     The seven-day simple yield for Class A shares of the Tax-Exempt Portfolio was 3.44%, or 3.50% on a compounded annual basis. Securities in the Tax-Exempt Portfolio had a weighted average maturity of 51 days.i
     The Funds' adviser, distributor, and transfer agent waived or reimbursed a portion of the expenses of both portfolios. Without the waivers and reimbursements, the seven-day simple yield for Class A shares would have been 4.89% for the Money Market Portfolio, and 3.31% for the Tax-Exempt Portfolio.ii

We Appreciate Your Business And Your Trust
     We will strive to continue to earn the trust you have placed in us by pursuing income consistent with preservation of assets and maintenance of liquidity. Your investment in Composite Cash Management Co. is very much appreciated.


/s/ William G. Papesh
WILLIAM G. PAPESH
PRESIDENT

i ALL YIELD INFORMATION REPRESENTS PAST PERFORMANCE, WHICH CANNOT GUARANTEE FUTURE RESULTS. PRINCIPAL IS NOT GUARANTEED OR INSURED BY THE U.S. GOVERNMENT, AND YIELDS WILL FLUCTUATE DEPENDING ON MARKET CONDITIONS. THERE IS NO ASSURANCE THAT THE PORTFOLIOS WILL MAINTAIN THE $1.00 PER SHARE NET ASSET VALUE ("NAV").

ii CLASS B SHARES ARE AVAILABLE ONLY BY EXCHANGING THE B SHARES FROM OTHER COMPOSITE GROUP FUNDS AND ARE INTENDED AS TEMPORARY INVESTMENTS. THE SEVEN-DAY SIMPLE YIELD, AFTER EXPENSE REIMBURSEMENT, FOR THE CLASS B SHARES THROUGH JUNE 30, 1997, WAS 4.13% FOR THE MONEY MARKET PORTFOLIO AND 2.53% FOR THE TAX-EXEMPT PORTFOLIO. THE ALTERNATIVE MINIMUM TAX, AS WELL AS STATE AND LOCAL TAXES, MAY APPLY TO INCOME DISTRIBUTED BY THE TAX-EXEMPT PORTFOLIO.

COMPOSITE
CASH MANAGEMENT
COMPANY

PORTFOLIO OF
INVESTMENTS IN SECURITIES
JUNE 30, 1997


                       MONEY MARKET PORTFOLIO (UNAUDITED)

  PRINCIPAL                                                                     MARKET
   AMOUNT                                                                        VALUE
 -----------                                                                  ----------
                             SHORT-TERM INVESTMENTS
                            BANKERS ACCEPTANCES-2.33%
$ 3,000,000    Chase Manhattan Bank NA New York, 5.56%, due 07/14/1997....  $  2,993,977
  3,000,000    Chase Manhattan Bank NA New York, 5.60%, due 08/19/1997....     2,977,133
                                                                             ------------
               TOTAL BANKERS ACCEPTANCE (cost $5,971,110).................     5,971,110
                                                                             ------------

                     CERTIFICATE OF DEPOSIT - DOMESTIC-1.95%
  5,000,000    Bankers Trust New York Corporation, 5.70%, due 07/10/1997..     5,000,019
                                                                             ------------
               TOTAL CERTIFICATE OF DEPOSIT - DOMESTIC (cost $5,000,019)..     5,000,019
                                                                             ------------

                     CERTIFICATES OF DEPOSIT - FOREIGN-6.63%
  5,000,000    Australia & New Zealand Bank, 5.70%, due 07/07/1997........     5,000,005
  5,000,000    Societe Generale New York Branch, 5.50%, due 08/07/1997....     5,000,050
  7,000,000    Westdeutsche Landesbank Girozentrale, 5.52%,
               due 07/07/1997.............................................     7,000,118
                                                                             ------------
               TOTAL CERTIFICATES OF DEPOSIT-FOREIGN (cost $17,000,173)...    17,000,173

                                                                             ------------
                       COMMERCIAL PAPER - DOMESTIC-50.88%
  5,000,000    American Express Credit Corporation, 5.54%,
                 due 08/04/1997...........................................     4,973,839
  5,000,000    BT Securities Corporation, 5.65%, due 07/11/1997...........     4,992,153
  5,000,000    Bank of New York Company, Inc., 5.535%, due 07/22/1997.....     4,983,856
  5,000,000    Bear Stearns Company, Inc., 5.60%, due 08/11/1997..........     4,968,111
  5,000,000    Bear Stearns Company, Inc., 5.60%, due 08/15/1997..........     4,965,000
  5,000,000    Beneficial Corporation, 5.61%, due 07/01/1997..............     5,000,000
  2,500,000    Beneficial Corporation, 5.56%, due 07/28/1997..............     2,489,575
  5,000,000    Chrysler Financial Corporation, 5.58%, due 08/12/1997......     4,967,450
  5,000,000    John Deere Capital Corporation, 5.61%, due 07/07/1997......     4,995,325
  5,000,000    Ford Motor Credit Company, 5.60%, due 07/08/1997...........     4,994,556
  4,000,000    Ford Motor Credit Company, 5.55%, due 08/25/1997...........     3,966,083
  5,000,000    General Electric Capital Corporation, 5.62%,
                 due 07/07/1997...........................................     4,995,317
  5,000,000    General Electric Capital Corporation, 5.63%,
                 due 07/07/1997...........................................     4,995,308
  3,000,000    General Motors Acceptance Corporation, 5.59%,
                 due 07/03/1997...........................................     2,999,068
  4,500,000    General Motors Acceptance Corporation, 5.44%,
                 due 07/14/1997...........................................     4,491,160
  4,000,000    Goldman Sachs Group L.P., 6.15%, due 07/01/1997............     4,000,000
  5,000,000    Goldman Sachs Group L.P., 5.60%, due 09/03/1997............     4,950,222
  3,000,000    IBM Corporation, 5.56%, due 08/05/1997.....................     2,983,783
  5,000,000    IBM Corporation, 5.55%, due 08/25/1997.....................     4,957,604
  4,300,000    International Lease Finance Corporation, 5.55%,
                 due 08/11/1997...........................................     4,272,820
  2,600,000    International Lease Finance Corporation, 5.58%,
                 due 09/03/1997...........................................     2,574,208
  4,000,000    Merrill Lynch and Company, 5.58%, due 07/16/1997...........     3,990,700
  5,000,000    Merrill Lynch and Company, 5.58%, due 08/08/1997...........     4,970,550
  2,000,000    Merrill Lynch and Company, 5.62%, due 08/08/1997...........     1,988,136
  5,000,000    Morgan Stanley Group Inc., 5.57%, due 07/21/1997...........     4,984,528
  5,000,000    Morgan Stanley Group Inc., 5.61%, due 08/25/1997...........     4,957,146
  2,114,000    Nebraska Higher Education Loan Program, 5.55%,
                 due 07/24/1997...........................................     2,106,504
  5,000,000    Oyster Creek Fuel Corporation, 5.55%, due 07/09/1997.......     4,993,833
  5,000,000    Sears Roebuck Acceptance Corporation, 5.63%,
                 due 07/07/1997...........................................     4,995,308
  5,000,000    Sears Roebuck Acceptance Corporation, 5.58%,
                 due 07/23/1997...........................................     4,982,950
                                                                             ------------
               TOTAL COMMERCIAL PAPER - DOMESTIC (cost $130,485,093)......   130,485,093
                                                                             ------------

                        COMMERCIAL PAPER - FOREIGN-25.52%
  5,000,000    American Honda Finance Corporation, Inc., 5.57%,
                 due 07/21/1997...........................................     4,984,528
  2,500,000    American Honda Finance Corporation, Inc., 5.57%,
                 due 07/25/1997...........................................     2,490,717
  4,000,000    BHP Finance (USA) Inc., 5.55%, due 07/08/1997..............     3,995,683
  1,700,000    BHP Finance (USA) Inc., 5.55%, due 07/09/1997..............     1,697,903
  5,000,000    Eksportfinans A/S, 5.56%, due 07/31/1997...................     4,976,833
  2,500,000    Eksportfinans A/S, 5.60%, due 08/21/1997...................     2,480,167
  6,000,000    Hitachi America, Limited, 5.55%, due 08/18/1997............     5,955,600
  5,000,000    Hitachi America, Limited, 5.57%, due 10/16/1997............     4,917,224
  5,000,000    Pemex Capital, Inc. - Series B, 5.55%, due 09/17/1997......     4,939,875
  5,000,000    Rank Xerox Capital (Europe) PLC, 5.55%, due 07/17/1997.....     4,987,667
  2,000,000    Sharp Electronics Corporation, 5.60%, due 07/03/1997.......     1,999,378
  5,000,000    Sharp Electronics Corporation, 5.55%, due 08/15/1997.......     4,965,313
  1,100,000    Toshiba Capital (Asia) Limited, 5.63%, due 08/14/1997......     1,092,431
  4,625,000    Toshiba International Finance (UK) PLC, 5.72%,
                 due 08/04/1997...........................................     4,600,015
  4,000,000    Toshiba International Finance (UK) PLC, 5.76%,
                 due 08/28/1997...........................................     3,962,880
  2,500,000    Toshiba International Finance (UK) PLC, 5.60%,
                 due 10/07/1997...........................................     2,461,889
  5,000,000    Toyota Motor Credit Corporation, 5.54%, due 09/16/1997.....     4,940,753
                                                                             ------------
               TOTAL COMMERCIAL PAPER - FOREIGN (cost $65,448,856)........    65,448,856
                                                                             -------------

                         CORPORATE NOTES AND BONDS-9.22%
  5,000,000    American Express Centurian Bank, 5.6575%, due 07/03/1998*..     5,000,000
  3,500,000    Caterpillar Financial Services Corporation, 7.24%,
                 due 12/15/1997...........................................     3,520,155
  2,000,000    Dean Witter Discover Company, 5.6375%, due 07/16/1997*.....     2,000,000
  2,000,000    General Motors Acceptance Corporation, 5.62%,
                 due 07/01/1997*..........................................     2,000,732
  1,000,000    General Motors Acceptance Corporation, 6.75%,
                 due 07/10/1997...........................................     1,000,262
  1,500,000    General Motors Acceptance Corporation, 5.75%,
                 due 10/08/1997...........................................     1,498,835
  1,400,000    Household Finance Corporation, 6.70%, due 08/08/1997.......     1,401,388
  4,200,000    IBM Corporation, 6.375%, due 11/01/1997....................     4,210,012
  1,000,000    Tonkin Building Associates LLC, 5.64%, due 07/02/1997*.....     1,000,000
  2,000,000    Watts Brothers Frozen Foods LLC, 5.64%, due 07/02/1997*....     2,000,000
                                                                             ------------
               TOTAL CORPORATE NOTES AND BONDS (cost $23,631,384).........    23,631,384
                                                                             ------------

                        FEDERAL AGENCY OBLIGATIONS-4.48%
  2,500,000    Federal Farm Credit Bank, 5.4975%, due 07/17/1997*.........     2,499,185
  1,000,000    Federal Home Loan Bank, 5.528%, due 07/19/1997*............       999,674
  1,000,000    Federal Home Loan Bank, 5.528%, due 07/28/1997*............       999,900
  4,000,000    Federal Home Loan Bank, 5.67%, due 03/05/1998..............     4,000,000
  3,000,000    Federal Home Loan Bank, 5.91%, due 03/24/1998..............     3,000,000
                                                                             ------------
               TOTAL FEDERAL AGENCY OBLIGATIONS (cost $11,498,759)........    11,498,759
                                                                             ------------

                           REPURCHASE AGREEMENT-0.69%
  1,783,000    Repurchase agreement with Goldman Sachs and Company,
               collateralized by a U.S. Treasury Note, in a joint trading account at 5.75%, dated 06/30/1997, due 07/01/1997 with a
               maturity value of $1,783,285 (cost $1,783,000).............     1,783,000
                                                                             ------------
               TOTAL INVESTMENTS (cost $260,818,394)......................   260,818,394
               Other assets net of liabilities............................    (4,379,847)
                                                                             ------------
               NET ASSETS.................................................  $256,438,547
                                                                             ============

*Floating Rate Note. The interest rate is subject to change periodically, based on a market interest rate index.

FEDERAL INCOME TAX INFORMATION:
The aggregate cost of investments owned at June 30, 1997, for federal income tax and financial reporting purposes was $260,818,394.

See accompanying notes to financial statements.

                        TAX-EXEMPT PORTFOLIO (UNAUDITED)
  PRINCIPAL                                                                     MARKET
   AMOUNT                                                                        VALUE
-----------                                                                  -----------
                             SHORT-TERM INVESTMENTS
                     STATE AND MUNICIPAL SECURITIES-100.49%
                                  BONDS-24.65%
$   250,000    Adams County, CO, School District #012 Unlimited Tax
                 General Obligation, 4.125%, due 12/15/1997...............  $    250,583
    400,000    Anchorage, AK, Tax Anticipation Notes, Unlimited Tax
                 General Obligation, 4.00%, due 12/17/1997................       400,168
    300,000    Cleveland, OH, Limited Tax General Obligation, Series B,
                 5.90%, due 10/01/1997....................................       301,713
    240,000    Connecticut State Special Assessment Unemployment Fund,
                 Series A, 4.10%, due 11/15/1997..........................       240,449
    500,000    Dallas, TX, Limited Tax General Obligation, 6.875%,
                 due 02/15/1998...........................................       509,606
    200,000    East Williston, NY, Union Free School District Unlimited
                 Tax General Obligation, 6.625%, due 07/15/1997...........       200,228
    100,000    Georgia State Unlimited Tax General Obligation,
                 Series C, 4.90%, due 08/01/1997..........................       100,112
    200,000    Georgia State Unlimited Tax General Obligation,
                 Series F, 6.50%, due 12/01/1997..........................       202,376
    300,000    Houston, TX, Water and Sewer System Junior Lien,
                 Series B, 6.75%, due 12/01/1997..........................       303,858
    600,000    Illinois State Unlimited Tax General Obligation, 5.25%,
                 due 10/01/1997...........................................       602,024
    500,000    Intermountain Power Agency, Utah Power Supply Revenue
                 Bond, Series E, 3.50%, PUT date 09/15/1997...............       500,000
    225,000    King County, WA, Unlimited Tax General Obligation,
                 4.60%, due 12/01/1997....................................       225,714
    500,000    Memphis, TN, Refunding Series 92, 5.10%, due 09/01/1997....       501,093
    200,000    New Jersey State Educational Facilities Authority
                 (Princeton University) Revenue, Series A, 6.25%,
                 due 07/01/1997...........................................       200,000
    500,000    Oregon State Department of General Services, Series E,
                 6.50%, due 09/01/1997....................................       502,368
    155,000    St. Augustine, FL, Water and Sewer Revenue, 3.80%,
                 due 10/01/1997...........................................       155,075
    415,000    Snohomish County, WA, Everett School District #2, Unlimited
                 Tax General Obligation, 3.60%, due 02/01/1998............       415,000
    255,000    Soos Creek, WA, Water and Sewer Refunding, Series D,
                 7.10%, due 02/01/1998....................................       259,965
    200,000    Sparks, NV, Limited Tax General Obligation, 4.00%,
                 due 09/01/1997...........................................       200,114
    500,000    Texas State Tax Revenue Anticipation Notes, Unlimited Tax
                 General Obligation, 4.75%, due 08/29/1997................       500,661
    500,000    Trustees of Purdue University Certificates of
                 Participation - 1996, 3.75%, due 07/01/1997..............       500,000
    100,000    State of Washington Unlimited Tax General Obligation,
                 Series R, 1994-A, 3.90%, due 08/01/1997..................       100,017
    170,000    Waynesboro, GA, HEW Public Housing Authority,
                 3.50%, due 08/01/1997....................................       169,958
    400,000    Wisconsin State Health and Education Authority (Sisters of
                 the Sorrowful Mother), Series A, 3.55%, due 08/15/1997...       400,000
                                                                             ------------
                                                                               7,741,082
                                                                             ------------
                              REFUNDED BONDS-18.42%
    100,000    Chatham County, GA, School District, 5.60%,
                 due 08/01/1997, Escrowed to Maturity.....................       100,164
    500,000    Emerald, OR, Peoples Utility District Revenue,
                 7.50%, due 11/01/1997, Pre-refunded at 100...............       506,405
    250,000    Homestead, FL, Special Assessment Revenue,
                 4.40%, due 09/01/1997, Escrowed to Maturity..............       250,236
    140,000    Illinois State Health Facilities Revenue (Franciscan
                 Sisters), 7.875%, due 09/01/1997, Pre-refunded at 100....       143,771
    250,000    Kendall, Kane and Will Counties, GA, Community Unit School
                 District, 6.90%, due 12/01/1997, Pre-refunded at 100.....       253,198
    400,000    Maricopa County, AZ, Community College District Revenue,
                 Junior Lien, 6.90%, due 07/15/1997, Pre-refunded
                 at 101.5.................................................       406,499
    100,000    Missouri State Refunding (Third State Building),
                 6.50%, due 08/01/1997, Pre-refunded at 102...............       102,214
    300,000    Multnomah County, OR, Certificates of Participation,
                 6.85%, due 07/15/1997, Escrowed to Maturity..............       300,350
    300,000    Oregon State Building Unlimited Tax General Obligation,
                 Series A, 7.45%, due 10/01/1997, Escrowed to Maturity....       302,680
    100,000    Pasco County, FL, Optional Gas Tax Revenue,
                 7.25%, due 08/01/1997, Pre-refunded at 102...............       102,295
    500,000    Portland, OR, Urban Renewal and Downtown Waterfront Tax
                 Allocation, Series H, 8.25%, due 12/01/1997,
                 Pre-refunded at 100......................................       509,464
    150,000    Pulaski County, AR, Health Facilities Board,
                 6.25%, due 09/01/1997, Escrowed to Maturity..............       150,627
    100,000    St. Johns County, FL, Unlimited Tax General Obligation,
                 6.90%, due 12/01/1997, Pre-refunded at 102...............       103,147
    330,000    Tampa, FL, Utility Tax Special Refunding,
                 8.125%, due 10/01/1997, Pre-refunded at 102..............       340,009
    170,000    Tarrant County, TX, Health Facilities, 6.875%,
                 due 09/01/1997, Pre-refunded at 102......................       174,281
  1,000,000    Texas State Public Finance Authority,
                 6.80%, due 02/01/1998, Escrowed to Maturity..............     1,017,317
    500,000    Washington County, OR, School District #48J (Beaverton),
                 Unlimited Tax General Obligation, 7.40%,
                 due 06/01/1998, Pre-refunded at 100......................       514,057
    500,000    Washington State Unlimited Tax General Obligation,
                 8.90%, due 10/01/1997, Pre-refunded at 100...............       506,342
                                                                             ------------
                                                                               5,783,056
                                                                             ------------

                    VARIABLE RATE DEMAND OBLIGATIONS-57.42%*
    500,000    Alabama State Special Care Authority Facilities Financing
                 (Montgomery Hospital Depreciable Assets), 4.15%,
                 due 04/01/2015...........................................       500,000
    300,000    Arizona State Health Facilities Authority Revenue
                 (Pooled Loan Program), 4.20%, due 10/01/2015.............       300,000
    500,000    Athens, AL, Industrial Development Board (Coilplus, Inc.
                 Project), Series 1984, 4.35%, due 09/19/1999.............       500,000
    300,000    Austin County, TX, Industrial Development Corporation
                 (Justin Industries, Inc. Project), 4.20%,
                 due 12/01/2014...........................................       300,000
    500,000    Brazos River, TX, Pollution Control Revenue (Monsanto
                 Company Project), 4.15%, due 11/01/2000**................       500,000
    500,000    Brazos River, TX, Pollution Control Revenue (Monsanto
                 Company Project), 4.25%, due 02/01/2004**................       500,000
    500,000    Chicago O'Hare International Airport General Airport
                 Second Lien Revenue, Series B, 4.20%, due 01/01/2015.....       500,000
    500,000    Florida State Housing Finance Authority, Multifamily
                 Housing (Village Place), 4.20%, due 11/01/2007...........       500,000
    400,000    Florida State Housing Finance Authority, Multifamily
                 Housing (Oak Mill), 4.20%, due 11/01/2007................       400,000
    200,000    Grapevine, TX, Industrial Development Council
                 (American Airlines) 4.10%, due 12/01/2024................       200,000
    700,000    Hawaii State Housing Finance & Development Corp. (Rental
                 Housing System), Series A, 4.30%, due 07/01/2025.........       700,000
    200,000    Illinois State Development Finance Authority (Urlich
                 Children's Home Project), 4.20%, due 04/01/2007..........       200,000
    500,000    Illinois State Development Finance Authority (Urlich
                 Children's Home Project), 4.20%, due 06/01/2015..........       500,000
    400,000    Illinois State Health Facility (Bensenville Home Society),
                 Series A, 4.20%, due 02/15/2019..........................       400,000
    400,000    Illinois State Health Facility (Hospital Sisters Services),
                 Series E, 4.15%, due 12/01/2014..........................       400,000
    900,000    Illinois State Health Facility (Hospital Sisters Services),
                 Series E, 4.15%, due 12/01/2015..........................       900,000
    300,000    Indiana State Hospital Equipment Finance Authority
                 Variable Insured, Series A, 4.25%, due 12/01/2015........       300,000
  1,300,000    Indianapolis, IN, Multifamily Housing Revenue
                 (Canal Square Project), 4.15%, due 12/01/2015............     1,300,000
    500,000    Los Angeles Regional Airport (American Airlines/
                 LA International), 4.10%, due 12/01/2024**...............       500,000
    500,000    Lower Neches Valley Authority, TX (Neches River Treatment
                 Project), 4.15%, due 02/01/2004 (Guaranteed by
                 Mobil Corp.)**...........................................       500,000
    400,000    Metro Government Nashville/Davidson County, TN, Airport
                 Authority, Special Facilities Revenue Bond (American
                 Airlines Project), Series A, 4.00%, due 10/01/2012.......       400,000
    500,000    Metro Government Nashville/Davidson County, TN,
                 Industrial Development Multifamily Housing Revenue
                 (Chimneytop II), 4.20%, due 09/01/2006...................       500,000
    300,000    Michigan State Job Development Authority Revenue
                 (East Lansing Residence), 3.75%, due 12/01/2014..........       300,000
    200,000    Michigan State Job Development Authority Revenue
                 (Kentwood Residence), 3.75%, due 11/01/2014..............       200,000
    600,000    Michigan State Hospital Finance Authority
                 (Equipment Loan Program), 4.30%, due 12/01/2023..........       600,000
    800,000    Michigan State Hospital Finance Authority (Equipment
                 Loan Program), Series A, 4.30%, due 12/01/2023...........       800,000
    500,000    Oregon State Veteran's Welfare Unlimited Tax General
                 Obligation, Series 73E, 4.20% due 12/01/2016.............       500,000
    200,000    Pima County, AZ, Industrial Development Authority Revenue
                 (Tucson Electric), Series A, 4.15%, due 06/15/2022**.....       200,000
  1,000,000    Richland, WA, Golf Enterprise Revenue, 4.20%,
                 due 12/01/2021...........................................     1,000,000
  1,430,000    Seattle, WA, Housing Authority Low Income Housing
                 Assistance Revenue (Bayview Manor Project), Series B,
                 4.10% due 05/01/2019.....................................     1,430,000
    500,000    Washington County, PA, Lease Revenue, Higher Education
                 (Pooled Equipment Lease 1985-A), 4.20%, due 11/01/2005...       500,000
    700,000    Wisconsin State Health and Educational Facilities
                 Authority (SSM Health Care Project), Series A, Revenue,
                 4.10% due 06/01/2006.....................................       700,000
    200,000    Wisconsin State Health and Educational Facilities
                 Authority (Franciscan Health Services, Inc.), Series A2,
                 4.15%, due 01/01/2016....................................       200,000
    300,000    Wisconsin State Health and Educational Facilities
                 Authority (Wheaton Franciscan Services, Inc.),
                 Series 1997, 4.20% due 08/15/2016........................       300,000
    500,000    Wood Dale, IL, Industrial Development Revenue Bond (Nippon
                 Express USA, Inc. Project), 4.35%, due 06/01/2000........       500,000
                                                                             ------------
                                                                              18,030,000
                                                                             ------------
               TOTAL STATE AND MUNICIPAL SECURITIES (cost $31,554,138)....    31,554,138
                                                                             ------------

                             OTHER INVESTMENT-0.95%
    297,000    Nuveen Tax-Exempt Money Market Fund, 3.56%
                 (cost $297,000)..........................................       297,000
                                                                             ------------
               TOTAL SHORT-TERM INVESTMENTS (cost $31,851,138)............    31,851,138
               Other assets net of liabilities............................      (452,262)
                                                                             ------------
               NET ASSETS.................................................  $ 31,398,876
                                                                             ============

 *Variable Rate Demand Obligations ("VRDOs") are payable on demand and secured by letters of credit, liquidity agreements and other credit support.  The interest rate is subject to change periodically, and is based on an index of market interest rates.

**Obligations of various corporations and are not supported by other third party credit agreements.

FEDERAL INCOME TAX INFORMATION:
The aggregate cost of investments owned at June 30, 1997, for federal income tax and financial reporting purposes was $31,851,138.

See accompanying notes to financial statements.

COMPOSITE CASH
MANAGEMENT COMPANY

FINANCIAL INFORMATION
JUNE 30, 1997

                      STATEMENTS OF ASSETS AND LIABILITIES
                            JUNE 30, 1997 (UNAUDITED)
                                                                     MONEY
                                                                     MARKET       TAX-EXEMPT
                                                                    PORTFOLIO      PORTFOLIO
                                                                    ---------     ----------
ASSETS
Investments at value (identified cost $260,818,394
  and $31,851,138, respectively)..............................    $260,818,394   $ 31,851,138
Cash..........................................................         306,149        110,026
Prepaid expenses..............................................          22,284          4,813
Receivable for:
  Sale of Fund shares.........................................       2,669,482        270,450
  Interest....................................................         789,241        302,930
                                                                  ------------   ------------

Total assets..................................................     264,605,550     32,539,357
                                                                  ------------   ------------
LIABILITIES
Payable for:
  Investment securities purchased.............................       4,970,550        346,787
  Repurchase of Fund shares...................................       3,088,451        785,221
  Accrued expenses and other payables.........................         108,002          8,473
                                                                  ------------   ------------
Total liabilities.............................................       8,167,003      1,140,481
                                                                  ------------   ------------
NET ASSETS....................................................    $256,438,547   $ 31,398,876
                                                                  ============   ============

COMPOSITION OF NET ASSETS
Capital Stock, at par.........................................        $ 25,644        $ 3,140
Additional paid-in capital....................................     256,412,903     31,395,736
                                                                  ------------   ------------
                                                                  $256,438,547   $ 31,398,876
                                                                  ============   ============

SHARES OUTSTANDING............................................     256,438,547     31,398,876
                                                                  ============   ============

CLASS A SHARES:
  Net asset value, offering price, and redemption price per share
    (net assets of $256,221,535 and $31,386,523 for 256,221,535
    and 31,386,523 shares outstanding, respectively)..........       $1.00          $1.00
CLASS B SHARES:                                                   ============   ============
  Net asset value, offering price, and redemption price per share
    (net assets of $217,012 and $12,353 for 217,012 and
    12,353 shares outstanding, respectively)..................       $1.00          $1.00
                                                                  ============   ============
See accompanying notes to financial statements.

                            STATEMENTS OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)
                                                                     MONEY
                                                                     MARKET       TAX-EXEMPT
                                                                    PORTFOLIO      PORTFOLIO
                                                                    ---------     ----------
INVESTMENT INCOME
  Interest income.............................................      $6,747,798     $587,501
                                                                    ----------     ---------

Expenses:
  Management fees.............................................         543,906       71,755
  Distribution expenses - Class A.............................          11,581            -
  Distribution expenses - Class B.............................             614           28
  Shareholder servicing - Class A.............................         247,138       13,733
  Shareholder servicing - Class B.............................             179           27
  Registration and filing fees................................          95,572       10,573
  Postage, printing and office expenses.......................          94,773        6,402
  Custodial fees..............................................          46,057        6,745
  Directors' fees.............................................           5,057        5,057
  Auditing and legal fees.....................................           5,541        3,519
  Insurance...................................................           2,286          834
  Expense reimbursement.......................................        (113,150)     (26,660)
                                                                     ----------    ---------
Total expenses................................................         939,554       92,013
Fees paid indirectly..........................................         (29,327)      (3,612)
                                                                     ----------    ---------
Net expenses..................................................         910,227       88,401
                                                                     ----------    ---------
Net investment income.........................................       5,837,571      499,100
                                                                     ----------    ---------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS ....................................      $5,837,571     $499,100
                                                                    ===========    =========
See accompanying notes to financial statements.

                              STATEMENTS OF CHANGES IN NET ASSETS


                                                                MONEY MARKET               TAX-EXEMPT
                                                                  PORTFOLIO                 PORTFOLIO
                                                        -------------------------   --------------------------
                                                          SIX MONTHS                  SIX MONTHS
                                                             ENDED         YEAR          ENDED        YEAR
                                                           JUNE 30,        ENDED       JUNE 30,       ENDED
                                                             1997      DECEMBER 31,      1997      DECEMBER 31,
                                                          (UNAUDITED)      1996       (UNAUDITED)     1996
                                                        -------------  -----------   ------------  ------------
OPERATIONS
Net investment income.................................. $  5,837,571  $  9,711,582    $   499,100   $   946,958
                                                        ------------  ------------    ------------  -----------
Net increase in net assets resulting from operations...    5,837,571     9,711,582        499,100       946,958

DIVIDENDS TO SHAREHOLDERS
Dividends from net investment income
  Class A..............................................   (5,835,076)   (9,706,992)      (499,031)     (946,927)
  Class B..............................................       (2,495)       (4,590)           (69)          (31)

NET CAPITAL SHARE TRANSACTIONS
  Class A..............................................   26,866,227    58,129,940       (587,415)      986,131
  Class B..............................................      100,063        42,492         10,149         1,172
                                                        ------------  ------------    ------------  -----------
Total increase (decrease) in net assets................   26,966,290    58,172,432       (577,266)      987,303

NET ASSETS
Beginning of the period................................  229,472,257   171,299,825     31,976,142    30,988,839
                                                        ------------  ------------    -----------   -----------
End of the period...................................... $256,438,547  $229,472,257    $31,398,876   $31,976,142
                                                        ============  ============    ===========   ===========

See accompanying notes to financial statements.


                                           FINANCIAL HIGHLIGHTS
                             (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

MONEY MARKET PORTFOLIO
CLASS A                                        SIX MONTHS
                                                  ENDED
                                                JUNE 30,                 YEARS ENDED DECEMBER 31,
                                                  1997     --------------------------------------------------
                                               (UNAUDITED)   1996       1995      1994       1993       1992
                                               ----------- -------    -------   -------    -------    -------
NET ASSET VALUE, BEGINNING OF PERIOD .........  $1.0000    $1.0000    $1.0000   $1.0000    $1.0000    $1.0000
  INCOME FROM INVESTMENT OPERATIONS             --------   -------    -------   -------    -------    -------
   Net investment income......................   0.0239     0.0476     0.0519    0.0341     0.0238     0.0302
                                                --------   -------    -------   -------    -------    -------
     Total from investment operations.........   0.0239     0.0476     0.0519    0.0341     0.0238     0.0302
                                                --------   -------    -------   -------    -------    -------
  DIVIDENDS TO SHAREHOLDERS
  Dividends from net investment income........  (0.0239)   (0.0476)  (0.0519)   (0.0341)   (0.0238)   (0.0302)
                                                --------   -------    -------   -------    -------    -------
     Total dividends to shareholders..........  (0.0239)   (0.0476)  (0.0519)   (0.0341)   (0.0238)   (0.0302)
                                                --------   -------    -------   -------    -------    -------
NET ASSET VALUE, END OF PERIOD ...............  $1.0000    $1.0000    $1.0000   $1.0000    $1.0000    $1.0000
                                                ========   =======    =======   =======    =======    =======
TOTAL RETURN .................................  4.95%(3)    4.88%      5.33%     3.47%      2.41%      3.07%

RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period ($1,000's).........  $256,222   $229,355   $171,225  $125,651   $135,187   $141,193
 Ratio of expenses to average net assets (1)..  0.78%(3)     0.79%      0.92%     0.95%      0.97%      0.88%
 Ratio of net income to average net assets....  4.83%(3)     4.77%      5.19%     3.39%      2.38%      3.04%

CLASS B
                                               SIX MONTHS
                                                  ENDED                          MAY 2
                                                JUNE 30,      YEARS ENDED         TO
                                                  1997        DECEMBER 31,      DEC. 31,
                                               (UNAUDITED)   1996       1995    1994(2)
                                               ----------- -------    -------   -------
NET ASSET VALUE, BEGINNING OF PERIOD .........  $1.0000    $1.0000    $1.0000   $1.0000
  INCOME FROM INVESTMENT OPERATIONS             --------   -------    -------   -------
   Net investment income......................   0.0162     0.0384     0.0421    0.0184
                                                --------   -------    -------   -------
     Total from investment operations.........   0.0162     0.0384     0.0421    0.0184
                                                --------   -------    -------   -------
  DIVIDENDS TO SHAREHOLDERS
  Dividends from net investment income........  (0.0162)   (0.0384)  (0.0421)   (0.0184)
                                                --------   -------    -------   -------
     Total dividends to shareholders..........  (0.0162)   (0.0384)  (0.0421)   (0.0184)
                                                --------   -------    -------   -------
NET ASSET VALUE, END OF PERIOD ...............  $1.0000    $1.0000    $1.0000   $1.0000
                                                ========   =======    =======   =======
TOTAL RETURN .................................  4.06%(3)    3.91%      4.30%    2.78%(3)

RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period ($1,000's).........    $217       $117       $74       $11
 Ratio of expenses to average net assets(1)...  1.63%(3)     1.69%     1.94%    1.93%(3)
 Ratio of net income to average net assets....  4.06%(3)     3.87%     4.19%    3.29%(3)

(1) Ratio of expenses to average net assets includes expenses paid indirectly beginning in fiscal year 1995. The ratios before voluntary waiver of certain fees incurred by the portfolio and expense reimbursements for Class A shares were .87% in 1997, .89%
    in 1996, 1.04% in 1995, 1.04% in 1994, and 1.03% in 1993; for Class B shares, the ratios were 1.95% in 1997, 1.90% in 1996, 2.10% in 1995, and 2.62% in 1994.
(2) From the commencement of offering Class B shares.
(3) Annualized.

See accompanying notes to financial statements.

                                       FINANCIAL HIGHLIGHTS (CONTINUED)
                               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

TAX-EXEMPT PORTFOLIO
CLASS A                                     SIX MONTHS
                                               ENDED
                                             JUNE 30,                 YEARS ENDED DECEMBER 31,
                                               1997     --------------------------------------------------
                                            (UNAUDITED)   1996       1995      1994       1993       1992
                                            ----------- -------    -------   -------    -------    -------
NET ASSET VALUE, BEGINNING OF PERIOD ....... $1.0000    $1.0000    $1.0000   $1.0000    $1.0000    $1.0000
  INCOME FROM INVESTMENT OPERATIONS          --------   -------    -------   -------    -------    -------
   Net investment income....................  0.0154     0.0301     0.0339    0.0235     0.0203     0.0238
   Net realized gains.......................       -          -     0.0054         -          -          -
                                             --------   -------    -------   -------    -------    -------
     Total from investment operations.......  0.0154     0.0301     0.0393    0.0235     0.0203     0.0238
                                             --------   -------    -------   -------    -------    -------
  DIVIDENDS AND DISTRIBUTIONS
  TO SHAREHOLDERS
   Dividends from net investment income..... (0.0154)   (0.0301)  (0.0339)   (0.0235)   (0.0203)   (0.0238)
   Distributions from net realized gains....       -          -   (0.0054)         -          -          -
                                             --------   -------    -------   -------    -------    -------
     Total dividends and distributions
     to shareholders........................ (0.0154)   (0.0301)  (0.0393)   (0.0235)   (0.0203)   (0.0238)
                                             --------   -------    -------   -------    -------    -------
NET ASSET VALUE, END OF PERIOD ............. $1.0000    $1.0000   $1.0000    $1.0000    $1.0000    $1.0000
                                             ========   =======   =======    =======    =======    =======
TOTAL RETURN ...............................  3.16%(3)    3.05%     4.01%      2.37%      2.06%      2.41%
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period ($1,000's)....... $31,387    $31,974    $30,988   $33,612    $34,513    $32,425
 Ratio of expenses to
  average net assets (1)....................  0.57%(3)    0.57%      0.61%     0.60%      0.50%      0.57%
 Ratio of net income to average net assets..  3.11%(3)    3.01%      3.39%     2.33%      2.03%      2.36%


CLASS B
                                            SIX MONTHS
                                               ENDED                          MAY 2
                                             JUNE 30,      YEARS ENDED         TO
                                               1997        DECEMBER 31,      DEC. 31,
                                            (UNAUDITED)   1996       1995    1994(2)
                                            ----------- -------    -------   -------
NET ASSET VALUE, BEGINNING OF PERIOD ....... $1.0000    $1.0000    $1.0000   $1.0000
  INCOME FROM INVESTMENT OPERATIONS          --------   -------    -------   -------
   Net investment income....................  0.0090     0.0199     0.0226    0.0097
   Net realized gains.......................       -          -     0.0054         -
                                             --------   -------    -------   -------
     Total from investment operations.......  0.0090     0.0199     0.0280    0.0097
                                             --------   -------    -------   -------
  DIVIDENDS AND DISTRIBUTIONS
  TO SHAREHOLDERS
   Dividends from net investment income..... (0.0090)   (0.0199)   (0.0226)  (0.0097)
   Distributions from net realized gains....       -          -    (0.0054)        -
                                             --------   -------    -------   -------
     Total dividends and distributions
     to shareholders........................ (0.0090)   (0.0199)   (0.0280)  (0.0097)
                                             --------   -------    -------   -------
NET ASSET VALUE, END OF PERIOD ............. $1.0000    $1.0000    $1.0000   $1.0000
                                             ========   =======    =======   =======
TOTAL RETURN ............................... 2.24%(3)     2.01       2.83%   1.45%(3)
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period ($1,000's).......   $12        $2         $1        $1
 Ratio of expenses to average net assets(1). 1.50%(3)    1.53%      1.73%    1.66%(3)
 Ratio of net income to average net assets.. 2.47%(3)    2.00%      2.12%    1.38%(3)

(1) Ratio of expenses to average net assets includes expenses paid indirectly beginning in fiscal year 1995.  The ratios before voluntary waiver of certain fees incurred by the portfolio and expense reimbursements for Class A shares were .74% in 1997, .72%
    in 1996, .81% in 1995, .76% in 1994, and .77% in 1993; for Class B shares, the ratios were 2.65% in 1997, 4.22% in 1996, 3.66% in 1995, and 3.61% in 1994.
(2) From the commencement of offering Class B shares.
(3) Annualized.

See accompanying notes to financial statements.

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1 - ACCOUNTING POLICIES
   Composite Cash Management Company (the "Company") is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The Company consists of taxable and tax-exempt money market portfolios, each designed to meet different investment objectives.
   The Company offers both Class A and Class B shares. The two classes of shares differ in their respective sales charges, shareholder servicing fees, and distribution and service fees.
   Following is a summary of significant accounting policies, in conformity with generally accepted accounting principles, which are consistently followed by the Company in the preparation of its financial statements.
a. Investment securities are valued at cost as adjusted for amortization of premiums and discounts where applicable. The Board of Directors regularly and routinely monitors amortized cost assigned to these securities to ensure that carrying value approximates market valuation.
b. The Company requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repur-chase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Company may be delayed or limited.
c. Income and expenses (other than expenses attributable to a specific class) are allocated daily to each class based on the value of settled shares outstanding. Gains and losses are allocated daily to each class based on value of shares outstanding. Dividends are declared separately for each class. Neither class has preferential dividend rights; differences in per-share dividend rates are generally due to differences in separate class expenses, including distribution and service fees.
d. Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and discounts, and is computed daily.
e. The Company distributes its net interest income daily plus or minus any realized gains or losses, if applicable. Net interest income equals return on the investment portfolio less expenses including management fees.
f. Security transactions are accounted for on trade date (execution date of the order to buy or sell). The cost of investments sold is determined by use of the specific identification method for both financial reporting and federal income tax purposes.
g. The Company complies with requirements of the Internal Revenue Code applicable to regulated investment companies and distributes its income and realized capital gains so that no provision for federal income or excise tax is required. Income dividends are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.
h. Custodial fees have been increased by $29,327 and $3,612 for the Money Market and Tax-Exempt portfolios, respectively, as a result of "expense offset arrangements." The Company could have otherwise employed the assets to produce income if it had not entered into such arrangements. In accordance with the regulations, such amounts are added to net custodial fees and then reflected as a deduction, "fees paid indirectly" to derive net expenses. There were no "expense offset arrangements" other than custodial fees.
i. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2 - TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
   The amounts of fees and expenses described below are shown in the Company's statement of operations. Composite Research & Management Co. (the "Adviser") manages each Portfolio; Murphey Favre, Inc. (the "Distributor") is the principal underwriter and distributor; and Murphey Favre Securities Services, Inc. (the "Transfer Agent") is the transfer and shareholder servicing agent. Murphey Favre, Inc., recently formed Composite Funds Distributor, Inc. (CFDI) as its successor in interest for the underwriter and distributor functions. The Company's Board of Directors approved the transfer of the distribution contract to CFDI, effective July 14, 1997. All are affiliates of Washington Mutual Bank and Washington Mutual fsb and subsidiaries of Washington Mutual, Inc.
   Management fees were paid by the Company to the Adviser. Management fees are equal to an annual rate of .45% of each portfolio's average daily net assets of the first $1 billion and .40% of average daily net assets in excess of $1 billion.
  Under terms of the management agreement, the Adviser will reimburse the Company should portfolio expenses (excluding taxes, interest, and portfolio brokerage but including the management fee) exceed in any fiscal year 1.50% of the average daily net assets up to $30 million, and 1% of such net assets over $30 million. No such reimbursement was required during the six months ended June 30, 1997.
   Directors' fees and expenses were paid directly to directors having no affiliation with the Company other than in their capacity as directors. Other officers and directors received no compensation from the Company.
   Shareholder servicing fees were paid to the Transfer Agent for services incidental to issuance and transfer of shares, maintaining shareholder lists, and issuing and mailing distributions and reports. The authorized monthly shareholder servicing fees are $1.85 and $1.95 ($1.50 and $1.60 prior to April 1, 1997) per Class A and Class B shareholder accounts, respectively. The Transfer Agent is currently waiving the shareholder servicing fee on Class B shareholder accounts. Additionally, for all shareholder accounts with balances below $1,000, the Transfer Agent has waived shareholder servicing fees. For the six months ended June 30, 1997, the total shareholder servicing fees waived were $79,976 and $753 for the Money Market and Tax-Exempt portfolios, respectively.
   Distribution expenses were paid to the Distributor, in accordance with separate Distribution Plans for Class A and Class B. The Company's Board of Directors adopted the Plans pursuant to Rule 12b-1 of the Investment Company Act of 1940. The Class A Distribution Plan provides that the Company will reimburse MFI up to 0.15% of the average daily net assets attributable to Class A shares annually for a portion of its expenses incurred in distributing the Company's Class A shares, including payments to brokers. The Class B Distribution Plan provides that the Company will pay the Distributor a distribution fee, equal to 0.75% annually, and a service fee of 0.25% of the Company's average daily net assets attributable to Class B shares.
   For the six months ended June 30, 1997, the Distributor received contingent deferred sales charges of $1,893 for the Money Market Portfolio upon redemption of Class B shares as reimbursement for sales commissions advanced by the Distributor at the time of such sales.
   For non-IRA shareholder accounts with balances below $1,000 and IRA shareholder accounts with balances below $500, the Distributor has agreed to reimburse the Company for printing and postage costs. For the six months ended June 30, 1997, the Money Market and Tax-Exempt portfolios were reimbursed a total of $33,174 and $367, respectively.
   The Adviser, Transfer Agent, and Distributor have jointly agreed to reimburse the Tax-Exempt Portfolio for a portion of expenses incurred. For the six months ended June 30, 1997, the Tax-Exempt Portfolio was reimbursed a total of $25,540.

NOTE 3 -  CAPITAL STOCK
MONEY MARKET PORTFOLIO
Capital stock authorized.............5,000,000,000
Designated as:
  Class A............................3,000,000,000
  Class B............................2,000,000,000
Par value per share..................      $0.0001

                                                                      CLASS A                      CLASS B
                                                             -------------------------    -------------------------
                                                              SIX MONTHS       YEAR       SIX MONTHS        YEAR
                                                                 ENDED         ENDED         ENDED          ENDED
                                                             JUNE 30, 1997  DECEMBER 31,  JUNE 30, 1997  DECEMBER 31,
                                                              (UNAUDITED)      1996       (UNAUDITED)       1996
                                                             -------------  -----------    ------------  -----------
SHARES
Sold.......................................................  338,775,131    600,191,639      287,240       429,250
Issued for reinvestment of dividends and capital gains.....    5,770,881      9,585,807        2,294         4,519
                                                             -------------  -----------    ------------  -----------
                                                             344,546,012    609,777,446      289,534       433,769
Reacquired................................................. (317,679,785)  (551,647,506)    (189,471)     (391,277)
                                                             -------------  -----------    ------------  -----------
Net increase...............................................   26,866,227     58,129,940      100,063        42,492
                                                             =============  ===========    ============  ===========

TAX-EXEMPT PORTFOLIO
Capital stock authorized.............5,000,000,000
Designated as:
  Class A............................3,000,000,000
  Class B............................2,000,000,000
Par value per share..................      $0.0001

                                                                      CLASS A                      CLASS B
                                                             -------------------------    --------------------------
                                                              SIX MONTHS       YEAR       SIX MONTHS        YEAR
                                                                 ENDED         ENDED         ENDED          ENDED
                                                             JUNE 30, 1997  DECEMBER 31,  JUNE 30, 1997  DECEMBER 31,
                                                              (UNAUDITED)      1996       (UNAUDITED)       1996
                                                             -------------  -----------    ------------  -----------
SHARES
Sold.......................................................   28,151,353     54,027,014       11,714        2,901
Issued for reinvestment of dividends and capital gains.....      496,095        939,901           58            8
                                                             -------------  -----------    ------------  -----------
                                                              28,647,448     54,966,915       11,772        2,909
Reacquired.................................................  (29,234,863)   (53,980,784)      (1,623)      (1,737)
                                                             -------------  -----------    ------------  -----------
Net increase (decrease)....................................     (587,415)       986,131       10,149        1,172
                                                             =============  ===========    ============  ===========

                   ===========================================
                   -------------------------------------------
                    For further information, please contact:
                                  FUND OFFICES
                            Composite Group of Funds
                          601 W. Main Avenue, Suite 300
                             Spokane, WA 99201-0613
                              Phone: (509) 353-3550
                            Toll free: (800) 543-8072
                   -------------------------------------------
                   ===========================================


                                     ADVISER
                       Composite Research & Management Co.
              1201 Third Avenue, Suite 1400  Seattle, WA 98101-3015

                                   DISTRIBUTOR
                        Composite Funds Distributor, Inc.
              601 W. Main Avenue, Suite 300  Spokane, WA 99201-0613

                                    CUSTODIAN
                        Investors Fiduciary Trust Company
                  127 W. 10th Street  Kansas City, MO 64105-1716

                         INDEPENDENT PUBLIC ACCOUNTANTS
                             LeMaster & Daniels PLLC
            601 W. Riverside Avenue, Suite 700  Spokane, WA 99201-0614

                                     COUNSEL
                   Paine, Hamblen, Coffin, Brooke & Miller LLP
            717 W. Sprague Avenue, Suite 1200  Spokane, WA 99204-0464


                                    OFFICERS
                                   President
                                William G. Papesh
                                 Vice President
                                 Gene G. Branson
                           Vice President & Treasurer
                                 Monte D. Calvin
                                   Secretary
                                  John T. West

                               BOARD OF DIRECTORS
                                     Members
                             Wayne L. Attwood, M.D.
                                Kristianne Blake
                                 Anne V. Farrell
                                Michael K. Murphy
                                William G. Papesh
                                  Dan Pavelich
                                   Jay Rockey
                                Richard C. Yancey

             This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and directors, fees, expenses and other pertinent information, please see the prospectus of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or
                     accompanied by an effective prospectus.

                                  [RECYCLE LOGO]               (8/97)
                                                                50034





                                    COMPOSITE
                                      CASH
                                   MANAGEMENT
                                     COMPANY

                                   SEMIANNUAL
                                     REPORT


                                 JUNE 30, 1997